Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Multifaction ratio applied to original share amounts	125000.00%
Class A
Earnings per share [line items]
Anti-dilutive share options excluded from calculation of diluted earnings per share (in shares)	4,982,486	9,586,250
Class B
Earnings per share [line items]
Anti-dilutive share options excluded from calculation of diluted earnings per share (in shares)	8,329,740